                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06330

Morgan Stanley Limited Duration U.S. Government Trust
               (Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York                        10036
    (Address of principal executive offices)              (Zip code)

Ronald E. Robison
522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: May 31, 2008

Date of reporting period: August 31, 2007

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY LIMITED DURATION U.S. GOVERNMENT TRUST
Portfolio of Investments * August 31, 2007 (unaudited)

 PRINCIPAL                       DESCRIPTION
 AMOUNT IN                           AND                                                   COUPON
 THOUSANDS                      MATURITY DATE                                                RATE                 VALUE
---------------------------------------------------------------------------------------------------------------------------

                U.S. GOVERNMENT OBLIGATIONS (68.7%)
                U.S. Treasury Notes
    $57,900     02/15/08............................................................          3.375%         $57,687,449
     75,000     09/15/08............................................................          3.125            74,162,175
     33,000     11/15/08............................................................          3.375            32,682,903
     71,910     11/15/08............................................................          4.75             72,342,611
      5,950     02/28/11............................................................          4.50              6,010,898
                                                                                                            ---------------

                TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $242,127,467)                                         242,886,036
                                                                                                            ---------------

                U.S. GOVERNMENT AGENCIES - MORTGAGE-BACKED SECURITIES (20.7%)
                Federal Home Loan Mortgage Corp. ARM
      2,219     10/01/33............................................................          4.351             2,246,762
        802     07/01/34............................................................          5.464               809,813
      4,829     07/01/35............................................................        4.36 - 4.766        4,773,818
                Federal National Mortgage Assoc. ARM
      3,458     06/01/20............................................................          5.486             3,476,399
      1,101     12/01/32............................................................          4.971             1,116,118
      1,538     08/01/33............................................................          5.549             1,562,142
      1,125     06/01/34............................................................      5.235 - 5.683         1,140,054
        216     07/01/34............................................................          5.493               218,045
        218     09/01/34............................................................          4.132               219,480
      4,487     12/01/34............................................................          4.277             4,533,457
        897     01/01/35............................................................          4.83                925,705
      3,826     05/01/35............................................................      4.198 - 4.536         3,835,163
      4,194     06/01/35............................................................      4.862 - 5.132         4,160,574
      1,972     07/01/35............................................................          4.784             1,950,504
      4,115     09/01/35............................................................       4.708 - 5.00         4,052,750
      3,714     10/01/35............................................................          6.954             3,831,041
      4,908     11/01/35............................................................      5.105 - 6.947         4,976,639
      3,296     12/01/35............................................................          6.98              3,400,717
      1,274     01/01/36............................................................       7.01 - 7.023         1,306,788
      2,163     02/01/36............................................................          5.175             2,148,912
        956     03/01/36............................................................      6.998 - 7.761           982,371
      1,084     04/01/36............................................................      7.486 - 7.499         1,122,434
      4,753     05/01/36............................................................      5.394 - 7.706         4,847,919
      2,747     06/01/36............................................................          4.734             2,702,484
        580     07/01/36............................................................      7.416 - 7.492           595,800
        172     08/01/36............................................................          7.489               177,070
      3,803     03/01/37............................................................          5.245             3,798,716
      4,066     04/01/37............................................................          5.507             4,077,851
      4,020     05/01/37............................................................          5.828             4,045,326
                                                                                                            ---------------

                TOTAL U.S. GOVERNMENT AGENCIES - MORTGAGE-BACKED SECURITIES (Cost $72,800,211)                 73,034,851
                                                                                                            ---------------

                COLLATERALIZED MORTGAGE OBLIGATIONS (9.0%)
                U.S. GOVERNMENT AGENCIES - COLLATERALIZED MORTGAGE OBLIGATIONS
                Federal Home Loan Mortgage Corp.
      5,838       2774 PH (PAC) 07/15/23                                                      2.75              5,737,890
      5,873       2754 LG  (PAC) 09/15/23                                                     3.00              5,781,291
      3,482       3020 MA (PAC) 04/15/27                                                      5.50              3,497,767
      6,926       3216 MA (PAC) 04/15/27                                                      6.00              7,010,569
      3,402       Structured Series T-75 A1                                                   5.35              3,384,911
                Federal National Mortgage Assoc.
      1,071       2005-27 NA (PAC) 01/25/24                                                   5.50              1,071,563
      1,162       2005-52 PA (PAC) 06/25/35                                                   6.50              1,195,837
        873       2006-118 A1 12/25/36                                                        5.57+               864,916
      3,450       2006-118 A2 12/25/36                                                        5.57+             3,416,900
                                                                                                            ---------------
                TOTAL U.S. GOVERNMENT AGENCIES- COLLATERALIZED MORTGAGE OBLIGATIONS
                (Cost $31,907,974)                                                                             31,961,644
                                                                                                            ---------------
                SHORT-TERM INVESTMENTS
                U.S. Government Obligation (a) (0.2%)
        475     US Treasury Bill* 07/12/07 (Cost $466,626)                                    4.875               466,817
                                                                                                            ---------------

  NUMBER
 OF SHARES
  (000)
------------
                Investment Company (b) (0.6%)
    $ 2,161     Morgan Stanley Institutional Liquidity Government Portfolio
                - Institutional Class
                (Cost $2,202,461)                                                                               2,202,461
                                                                                                            ---------------

                               TOTAL SHORT-TERM INVESTMENTS (Cost $2,669,087)                                   2,669,278
                                                                                                            ---------------

                               TOTAL INVESTMENTS (Cost $349,504,739) (c) (d)                 99.2%            350,551,809

                               OTHER ASSETS IN EXCESS OF LIABILITIES                          0.8               2,710,621
                                                                                         ---------------    ---------------

                               NET ASSETS                                                   100.0%           $353,262,430
                                                                                         ===============    ===============

------------------------
      ARM       Adjustable Rate Mortgage. Interest rate in effect as of August
                31, 2007.
      PAC       Planned Amortization Class.
      *         A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to
                $357,240.
      +         Floating rate security; rate shown is the rate in effect at
                August 31, 2007.
      (a)       Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
      (b)       The Fund invests in Morgan Stanley Institutional Liquidity
                Government Portfolio - Institutional Class, an open-end
                management investment company managed by the Investment Adviser.
                Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Government
                Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Government
                Portfolio - Institutional Class. Income distributions earned by the Fund totaled $15,470 for the period ended August 31, 2007.
      (c)       Securities have been designated as collateral in an amount equal to $138,140,266 in connection with open futures contracts.
      (d)       The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross
                unrealized appreciation is $1,382,099 and the aggregate gross unrealized depreciation is $335,029, resulting in net unrealized appreciation of $1,047,070.

FUTURES CONTRACTS OPEN AT AUGUST 31, 2007:

                                                                                                                     UNREALIZED
       NUMBER OF                            DESCRIPTION, DELIVERY                UNDERLYING FACE                    APPRECIATION
       CONTRACTS        LONG/SHORT             MONTH AND YEAR                    AMOUNT AT VALUE                   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------

          624              Long          U.S. Treasury Notes 2 Year
                                                December 2007                      128,641,506                 $       65,047
           33              Short         U.S. Treasury Notes 5 Year
                                               September 2007                       (3,523,781)                       (18,984)
           60              Short         U.S. Treasury Notes 5 Year
                                                December 2007                       (6,402,188)                        14,062
                                                                                                              -------------------

                                          Net Unrealized Appreciation..................................        $       60,125
                                                                                                              ===================

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Duration U.S. Government Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 18, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 18, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 18, 2007

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.      I have reviewed this report on Form N-Q of Morgan Stanley Limited
        Duration U.S. Government Trust;

2.      Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.      Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.      The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

        (a)     Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        (b)     Omitted;

        (c)     Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
                conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d)     Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial
                reporting; and

5.      The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a)     All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b)     Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: October 18, 2007
                                     /s/ Ronald E. Robison
                                     Ronald E. Robison
                                     Principal Executive Officer

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.      I have reviewed this report on Form N-Q of Morgan Stanley Limited
        Duration U.S. Government Trust;

2.      Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.      Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.      The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

        (a)     Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        (b)     Omitted;

        (c)     Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
                conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d)     Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
                registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.      The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a)     All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b)     Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: October 18, 2007
                                          /s/ Francis Smith
                                          Francis Smith
                                          Principal Financial Officer

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